Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 18. Leases

The Company has operating leases for office space. These leases have expected remaining lease terms ranging from less than one year to 7 years. The Company currently has two leases with an initial term of 12 months or less that are accounted for as short-term leases. The Company does not separate lease and fixed non-lease components of lease contracts. The Company’s lease terms may include options to extend or terminate the lease. These options are included in the lease term only when it is reasonably certain that the Company will elect the option.

There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space.

There was no sublease rental income for the year ended December 31, 2025 and 2024, and the Company is not the lessor in any lease arrangement. There were no related party lease arrangements during the year ended December 31, 2025, and 2024.

The table below presents certain information related to the Company’s lease costs for the period ended (in thousands):

	For the Year Ended December 31,
	2025	2024
Operating lease expense	$171	$204
Short-term lease cost	98	122
Variable lease cost	18	17
Total lease cost	$287	$343

Lease Position

Operating lease right-of-use assets and operating lease liabilities were recorded in the consolidated balance sheets as follows (in thousands):

	December 31,	December 31,
	2025	2024
Assets
Operating lease right-of-use assets	$744	$870
Liabilities
Current liabilities:
Operating lease liability, current	85	74
Noncurrent liabilities:
Operating lease liability	751	878
Total operating lease liability	$836	$952

The table below presents certain information related to the weighted-average remaining lease term and the weighted-average discount rate for the Company’s operating leases:

	December 31,	December 31,
	2025	2024
Weighted average remaining lease term (in years) - operating leases	6.17	7.17
Weighted average discount rate - operating leases	9.25%	9.25%

Cash Flows

The table below presents certain information related to the cash flows for the Company’s operating leases for the period ended (in thousands):

	For the Year Ended December 31,
	2025	2024
Amortization of right-of-use assets	$88	$111
Change in operating lease liability	$(73)	$(87)

Future minimum lease payments required under operating leases are as follows (in thousands):

Period Ended December 31,	Future Minimum Rents
2026	$159
2027	167
2028	175
2029	185
2030 and thereafter	430
Total minimum lease payments	1,116
Less: effects of discounting	(280)
Present value of future minimum lease payments	$836

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements